American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
May 31, 2022

Avantis® International Small Cap Value ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 9.3%
Adairs Ltd.(1)	27,292	45,373
Adbri Ltd.	766,448	1,547,884
Aeris Resources Ltd.(1)(2)	1,539,499	100,123
Alkane Resources Ltd.(2)	506,820	401,677
Alliance Aviation Services Ltd.(2)	50,306	146,758
Allkem Ltd.(2)	1,887	18,362
Aurelia Metals Ltd.(2)	3,661,582	889,488
Austal Ltd.	984,716	1,396,229
Australian Finance Group Ltd.	402,566	545,160
Bank of Queensland Ltd.	861,362	4,639,499
Beach Energy Ltd.	5,081,459	6,216,938
Bega Cheese Ltd.	481,403	1,672,972
Bendigo & Adelaide Bank Ltd.	918,964	6,874,764
Brickworks Ltd.	17,486	260,405
Cedar Woods Properties Ltd.	9,800	29,781
Challenger Ltd.	1,100,192	5,689,954
Champion Iron Ltd.	1,032,397	5,589,529
Coronado Global Resources, Inc.	2,134,373	3,270,001
Costa Group Holdings Ltd.	359,980	817,473
CSR Ltd.	1,335,043	4,462,520
Dacian Gold Ltd.(2)	129,467	17,530
Eclipx Group Ltd.(2)	920,340	1,556,706
Emeco Holdings Ltd.	569,883	337,252
Genworth Mortgage Insurance Australia Ltd.	1,049,485	2,245,574
Gold Road Resources Ltd.	2,142,711	2,075,161
Grange Resources Ltd.	1,820,002	2,136,621
GWA Group Ltd.	136,932	207,140
HT&E Ltd.	1,042	1,132
Humm Group Ltd.(1)	498,202	278,241
IGO Ltd.	458,464	4,110,916
Iluka Resources Ltd.	1,137,990	8,896,331
Imdex Ltd.	78,384	139,453
Inghams Group Ltd.	847,137	1,731,462
InvoCare Ltd.	311,705	2,468,350
JB Hi-Fi Ltd.	17,680	582,796
Karoon Energy Ltd.(2)	703,768	1,014,181
MACA Ltd.	207,538	112,962
Macmahon Holdings Ltd.	354,016	44,369
Magellan Financial Group Ltd.(1)	123,309	1,384,005
Mayne Pharma Group Ltd.(2)	2,109,743	460,612
McMillan Shakespeare Ltd.	210,738	1,779,201
Metcash Ltd.	1,644,183	5,071,513
Monadelphous Group Ltd.	36,413	292,951
Money3 Corp. Ltd.	70,752	117,098
Mount Gibson Iron Ltd.	327,384	160,514
Myer Holdings Ltd.	133,683	43,121
MyState Ltd.	51,460	171,543
New Hope Corp. Ltd.(1)	1,158,579	3,078,454

Newcrest Mining Ltd.(2)	151,656	2,652,196
nib holdings Ltd.	798,247	4,217,443
Nine Entertainment Co. Holdings Ltd.	1,256,732	1,976,743
NRW Holdings Ltd.	1,423,988	2,050,361
Nufarm Ltd.	698,167	2,642,388
OFX Group Ltd.(2)	72,467	126,280
Orica Ltd.	250,230	2,899,060
Orora Ltd.	1,490,950	4,177,021
Pacific Current Group Ltd.	35,896	190,027
Perenti Global Ltd.	2,827,959	1,348,217
Perseus Mining Ltd.	3,410,937	4,696,423
Platinum Asset Management Ltd.	785,705	1,031,314
Premier Investments Ltd.	199,776	3,195,341
Ramelius Resources Ltd.	2,485,806	2,329,051
Regis Resources Ltd.	1,585,196	2,274,072
Resimac Group Ltd.(1)	18,160	19,337
Resolute Mining Ltd.(2)	1,391,488	272,606
Sandfire Resources Ltd.	1,113,208	4,379,593
Select Harvests Ltd.(1)	198,394	837,462
Servcorp Ltd.	22,553	56,545
Service Stream Ltd.(2)	336,959	226,968
Seven West Media Ltd.(2)	1,109,293	395,530
Sigma Healthcare Ltd.(1)	745,488	267,417
Silver Lake Resources Ltd.(2)	2,723,958	3,063,238
Sims Ltd.	59,330	746,759
Southern Cross Media Group Ltd.	637,416	650,501
Star Entertainment Group Ltd.(2)	3,577	7,671
Super Retail Group Ltd.	424,753	2,873,850
Symbio Holdings Ltd.	3,813	12,191
Tassal Group Ltd.	450,967	1,190,142
United Malt Group Ltd.	350,481	961,932
Viva Energy Group Ltd.	2,065,228	4,202,300
West African Resources Ltd.(2)	2,686,235	2,487,876
Western Areas Ltd.(2)	520,647	1,437,996
Westgold Resources Ltd.	657,149	671,009
Whitehaven Coal Ltd.	2,225,507	8,386,104
		154,083,043
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	92,611	5,538,225
DO & CO. AG(1)(2)	410	38,293
FACC AG(1)(2)	15,577	128,010
POLYTEC Holding AG(1)	25,087	167,239
Porr AG(2)	53,641	720,100
S IMMO AG	2,547	63,165
Semperit AG Holding	96,915	2,049,458
UNIQA Insurance Group AG	620,299	5,106,767
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	245,600
		14,056,857
Belgium — 1.5%
AGFA-Gevaert NV(2)	87,509	366,308
Bekaert SA	184,570	7,454,849
bpost SA(1)	145,138	907,453
Cie d'Entreprises CFE(2)	11,638	1,296,642
Deceuninck NV(1)	136,003	372,211
Euronav NV(2)	370,993	4,746,588

Gimv NV	34,176	2,000,359
Ion Beam Applications	46,200	762,089
KBC Ancora	97,622	4,412,890
Tessenderlo Group SA(2)	91,669	3,126,887
		25,446,276
Canada — 10.3%
5N Plus, Inc.(1)(2)	28,000	34,976
Aclara Resources, Inc.(2)	27,738	9,320
Advantage Energy Ltd.(1)(2)	378,102	3,282,255
Aecon Group, Inc.(1)	1,015	11,868
Amerigo Resources Ltd.	26,000	33,917
ARC Resources Ltd.	54,576	821,973
Argonaut Gold, Inc.(2)	626,044	584,047
Athabasca Oil Corp.(2)	824,972	1,689,273
AutoCanada, Inc.(1)(2)	19,019	429,895
B2Gold Corp.	1,572,543	6,241,187
Badger Infrastructure Solutions Ltd.(1)	2,553	59,725
Baytex Energy Corp.(1)(2)	1,233,750	6,798,622
Birchcliff Energy Ltd.	541,656	4,881,906
Bird Construction, Inc.(1)	18,194	120,541
Bonterra Energy Corp.(2)	7,772	75,824
Calian Group Ltd.(1)	3,400	184,348
Calibre Mining Corp.(2)	148,000	142,752
Canaccord Genuity Group, Inc.	58,861	486,301
Canacol Energy Ltd.(1)	93,418	225,264
Canadian Western Bank	64,555	1,546,442
Canfor Corp.(2)	137,375	2,907,482
Capital Power Corp.	208,129	7,480,369
Capstone Mining Corp.(2)	553,656	2,096,701
Cardinal Energy Ltd.(2)	255,341	1,867,339
Cascades, Inc.(1)	168,022	1,369,575
Celestica, Inc.(2)	101,400	1,120,743
Centerra Gold, Inc.	449,953	3,511,117
China Gold International Resources Corp. Ltd.	231,678	750,982
Chorus Aviation, Inc.(1)(2)	156,565	500,077
Copper Mountain Mining Corp.(1)(2)	361,762	786,532
Corus Entertainment, Inc., B Shares(1)	395,346	1,397,159
Crescent Point Energy Corp.	1,353,986	11,989,282
Crew Energy, Inc.(2)	206,300	1,025,914
Dorel Industries, Inc., Class B(1)	70,584	405,139
Dundee Precious Metals, Inc.	314,376	1,861,625
Eldorado Gold Corp. (Toronto)(2)	101,698	815,289
Endeavour Mining PLC	42,518	978,534
Enerflex Ltd.	46,833	290,658
Enerplus Corp.(1)	458,005	6,793,038
Equitable Group, Inc.	21,226	1,069,649
ERO Copper Corp.(2)	77,483	961,148
Evertz Technologies Ltd.	4,000	43,926
Exchange Income Corp.(1)	891	33,115
First National Financial Corp.(1)	12,548	368,151
Fortuna Silver Mines, Inc.(1)(2)	353,993	1,167,056
Frontera Energy Corp.(2)	73,529	802,230
GCM Mining Corp.	111,617	379,455
Gear Energy Ltd.	167,200	214,147
Hardwoods Distribution, Inc.	532	13,691

High Liner Foods, Inc.	4	38
HLS Therapeutics, Inc.	2	23
Home Capital Group, Inc.(1)	76,213	1,835,354
Hudbay Minerals, Inc.	334,841	1,916,630
iA Financial Corp., Inc.	25,244	1,310,848
IAMGOLD Corp.(2)	653,973	1,447,701
Interfor Corp.(2)	141,828	3,776,548
International Petroleum Corp.(2)	148,741	1,586,367
Karora Resources, Inc.(2)	102,104	356,801
Kelt Exploration Ltd.(2)	249,285	1,401,286
Largo, Inc.(1)(2)	2,962	26,954
Laurentian Bank of Canada(1)	46,950	1,433,166
Linamar Corp.	77,926	3,433,463
Lundin Gold, Inc.(2)	44,698	349,145
Lundin Mining Corp.	578,242	5,147,650
Martinrea International, Inc.	192,331	1,497,775
MEG Energy Corp.(2)	236,581	4,128,033
Methanex Corp.	114,348	5,651,179
Mullen Group Ltd.	3,775	36,829
New Gold, Inc.(2)	1,097,405	1,422,891
North American Construction Group Ltd.(1)	21,221	282,365
North West Co., Inc.	14	402
NuVista Energy Ltd.(2)	279,130	2,857,836
Obsidian Energy Ltd.(2)	122,447	1,184,924
OceanaGold Corp.(2)	582,725	1,354,478
Onex Corp.	60,770	3,625,973
Parex Resources, Inc.	209,472	4,638,740
Peyto Exploration & Development Corp.(1)	326,014	3,989,957
Pine Cliff Energy Ltd.(2)	77,400	117,491
Pipestone Energy Corp.(2)	88,524	408,728
Polaris Infrastructure, Inc.(1)	2,900	45,878
Precision Drilling Corp.(2)	35	2,723
Real Matters, Inc.(1)(2)	104,031	463,055
Resolute Forest Products, Inc.	72,327	1,043,577
Russel Metals, Inc.	123,178	3,089,067
Secure Energy Services, Inc.	7,039	41,070
ShawCor Ltd.(2)	19,347	99,729
Sierra Metals, Inc.(1)	3,100	2,770
SSR Mining, Inc.	253,633	4,932,895
Stelco Holdings, Inc.	57,718	1,791,067
SunOpta, Inc.(1)(2)	2,722	21,176
Surge Energy, Inc.(2)	79,836	728,393
Tamarack Valley Energy Ltd.(1)	16,452	68,677
Taseko Mines Ltd.(1)(2)	281,228	442,459
Torex Gold Resources, Inc.(2)	173,247	1,701,172
Transcontinental, Inc., Class A	17	217
TransGlobe Energy Corp.(1)	60,282	281,667
Trisura Group Ltd.(2)	3,400	93,625
Turquoise Hill Resources Ltd.(2)	69,764	1,959,139
Vermilion Energy, Inc.	399,390	8,639,214
Wajax Corp.	40,871	768,078
West Fraser Timber Co. Ltd.	11,631	1,073,122
Western Forest Products, Inc.(1)	918,953	1,365,879
Whitecap Resources, Inc.	149,431	1,329,089
Yamana Gold, Inc.	596,040	3,204,389

Yangarra Resources Ltd.(2)	16,400	44,214
		169,112,475
China†
Fullshare Holdings Ltd.(1)(2)	12,257,500	179,445
Denmark — 1.6%
Bang & Olufsen A/S(2)	24,456	58,662
D/S Norden A/S	104,927	4,366,245
Dfds A/S	76,024	2,971,234
Drilling Co. of 1972 A/S(2)	29,320	1,668,319
FLSmidth & Co. A/S	95,541	2,809,190
H Lundbeck A/S	35,166	864,871
H+H International A/S, B Shares(2)	15,070	349,627
Jyske Bank A/S(2)	90,380	5,329,442
NKT A/S(2)	2,300	112,693
NNIT A/S(2)	47,672	443,473
Per Aarsleff Holding A/S	16,317	572,754
Schouw & Co. A/S	7,612	580,653
SimCorp A/S	27,671	2,182,054
Solar A/S, B Shares	4,802	494,129
Spar Nord Bank A/S	71,127	821,800
Sparekassen Sjaelland-Fyn A/S	5,583	139,073
Sydbank AS	87,737	3,095,181
TORM PLC(2)	23,578	334,352
		27,193,752
Finland — 1.4%
Admicom Oyj(1)	424	22,975
Anora Group Oyj	50,943	438,907
CapMan Oyj, B Shares	9,067	26,206
Finnair Oyj(1)(2)	404,635	209,420
HKScan Oyj, A Shares(1)	82,580	111,888
Kamux Corp.	45,382	434,600
Kemira Oyj	266,516	3,640,658
Lassila & Tikanoja Oyj(1)	1,259	14,386
Marimekko Oyj	96,564	1,427,856
Metsa Board Oyj	385,023	4,024,448
Nokian Renkaat Oyj	1,430	19,700
Outokumpu Oyj	709,708	4,097,501
Puuilo Oyj(1)	146,334	831,237
Rovio Entertainment Oyj	12,713	120,599
Sanoma Oyj	25,339	340,602
Suominen Oyj(1)	39,541	142,637
Talenom Oyj(1)	4,970	59,493
Tokmanni Group Corp.	154,039	2,043,079
Uponor Oyj	156,078	2,679,693
Verkkokauppa.com Oyj(1)	56,548	267,092
YIT Oyj(1)	458,645	1,905,890
		22,858,867
France — 3.5%
AKWEL	4,039	80,348
ALD SA(1)	129,561	1,799,533
Biosynex(1)	12,193	215,271
Bonduelle SCA	5,544	99,895
Catana Group	20,417	161,454
Chargeurs SA	1,267	25,677
Cie Plastic Omnium SA	118,093	2,213,835

Derichebourg SA	302,741	2,441,841
Eramet SA(2)	30,935	4,687,855
Esso SA Francaise(1)(2)	1,045	61,882
Etablissements Maurel et Prom SA(2)	68,515	360,817
Eurobio Scientific SA(2)	25,107	553,724
Europcar Mobility Group(2)	1,909,017	1,038,712
Eutelsat Communications SA	525,881	6,246,043
Faurecia SE	79,929	2,223,666
Focus Home Interactive SA(2)	2,042	90,377
Gaztransport Et Technigaz SA	17,558	2,302,696
Groupe LDLC(1)	6,031	194,679
Guillemot Corp.	1,314	18,363
Innate Pharma SA(1)(2)	111,652	339,001
Jacquet Metals SACA	37,773	809,746
Kaufman & Broad SA(1)	27,877	860,088
LISI	9,479	207,728
LNA Sante SA	383	15,730
Maisons du Monde SA(1)	82,717	1,091,506
Manitou BF SA	5,510	126,653
Mersen SA	35,701	1,257,851
Metropole Television SA	82,513	1,442,397
Nexans SA	50,588	5,083,892
Nexity SA	15,431	445,595
Novacyt SA(1)(2)	242,631	461,712
ReWorld Media SA(1)(2)	7,649	50,169
SES SA	772,063	7,374,458
SMCP SA(2)	57,522	391,591
Societe BIC SA	39,315	2,246,654
Solutions 30 SE(2)	124,869	734,103
Television Francaise 1	172,672	1,432,169
Trigano SA	9,227	1,208,655
Vallourec SA(2)	440,066	6,122,238
Verallia SA	30,655	849,676
Vicat SA	3,731	115,305
X-Fab Silicon Foundries SE(2)	23,450	189,344
		57,672,929
Germany — 4.6%
7C Solarparken AG	26,014	136,736
Aareal Bank AG(2)	1,499	52,622
ADVA Optical Networking SE(2)	96,376	1,472,939
AURELIUS Equity Opportunities SE & Co. KGaA	51,314	1,514,069
Aurubis AG	12,596	1,189,831
Baader Bank AG	7,342	44,866
Bauer AG(2)	8,713	85,113
Bertrandt AG	1,999	89,668
Bilfinger SE	110	3,424
CECONOMY AG	69,532	233,600
Cewe Stiftung & Co. KGAA	6,053	584,504
CropEnergies AG	33,150	358,918
Deutsche Beteiligungs AG	12,982	417,847
Deutsche EuroShop AG	26,639	632,409
Deutsche Pfandbriefbank AG	192,173	2,142,276
Deutz AG	302,499	1,456,473
Draegerwerk AG & Co. KGaA	875	39,302
Draegerwerk AG & Co. KGaA, Preference Shares	16,056	847,459

Einhell Germany AG, Preference Shares	137	25,800
Elmos Semiconductor SE	6,557	331,605
ElringKlinger AG	95,057	829,990
Encavis AG	190,009	4,128,378
Energiekontor AG	318	30,410
flatexDEGIRO AG(2)	69,748	1,048,290
GRENKE AG	6,690	192,269
Hamburger Hafen und Logistik AG	84,052	1,475,600
Hornbach Holding AG & Co. KGaA	16,348	2,064,061
HUGO BOSS AG	136,053	7,321,358
Instone Real Estate Group SE	59,642	820,015
JOST Werke AG	35,499	1,537,451
Jungheinrich AG, Preference Shares	105,671	2,817,345
Kloeckner & Co. SE(2)	70,675	880,156
Koenig & Bauer AG(2)	567	10,191
Krones AG	30,461	2,752,351
Lang & Schwarz AG	30,420	512,684
Lanxess AG	78,675	3,674,819
Leoni AG(2)	21,600	205,451
Manz AG(2)	428	21,013
Mutares SE & Co. KGaA	10,286	242,966
PVA TePla AG(2)	4,629	121,376
Rheinmetall AG	93,720	18,951,093
SAF-Holland SE	79,565	658,797
Salzgitter AG(2)	43,756	1,793,026
SGL Carbon SE(2)	235,394	1,480,315
Siltronic AG	12,150	1,184,591
STO SE & Co. KGaA, Preference Shares	6,773	1,226,837
Suedzucker AG	76,556	1,021,272
TAG Immobilien AG	269,847	4,889,866
Wacker Neuson SE	51,818	1,138,403
Wuestenrot & Wuerttembergische AG	33,661	615,219
		75,305,054
Hong Kong — 1.6%
BOCOM International Holdings Co. Ltd.	86,000	8,763
Bright Smart Securities & Commodities Group Ltd.	1,576,000	287,041
Cafe de Coral Holdings Ltd.	198,000	311,945
China Strategic Holdings Ltd.(2)	58,220,000	273,835
Chow Sang Sang Holdings International Ltd.	479,000	517,857
CMBC Capital Holdings Ltd.(1)	1,387,000	258,578
Crystal International Group Ltd.	34,500	12,768
CSI Properties Ltd.	80,000	1,836
Dah Sing Banking Group Ltd.	326,800	283,745
Dah Sing Financial Holdings Ltd.	182,800	541,165
E-Commodities Holdings Ltd.	5,114,000	1,268,562
First Pacific Co. Ltd.	20,000	8,760
FSE Lifestyle Services Ltd.	40,000	27,836
Guotai Junan International Holdings Ltd.	6,517,000	721,866
Haitong International Securities Group Ltd.(1)	4,217,000	633,531
Hang Lung Group Ltd.	66,000	123,456
Hengdeli Holdings Ltd.(2)	12,000	450
IGG, Inc.	2,106,000	850,376
IRC Ltd.(2)	4,792,000	131,848
Jinhui Shipping & Transportation Ltd.	15,000	24,799
Johnson Electric Holdings Ltd.	917,500	1,194,833

K Wah International Holdings Ltd.	2,663,000	1,007,801
Ka Shui International Holdings Ltd.	1,564,000	111,715
Lifestyle International Holdings Ltd.(2)	1,000	417
Luk Fook Holdings International Ltd.	123,000	285,361
Oriental Watch Holdings	708,000	380,433
Pacific Basin Shipping Ltd.	14,462,000	7,542,897
PAX Global Technology Ltd.	55,000	43,436
PC Partner Group Ltd.(1)	1,310,000	1,832,038
Realord Group Holdings Ltd.(1)(2)	422,000	712,038
Regina Miracle International Holdings Ltd.	195,000	106,460
Sa Sa International Holdings Ltd.(1)(2)	1,174,000	215,380
Shun Tak Holdings Ltd.(2)	3,190,000	661,662
SmarTone Telecommunications Holdings Ltd.	33,500	17,745
Solargiga Energy Holdings Ltd.(2)	2,281,000	106,085
Soundwill Holdings Ltd.	2,500	2,101
Sun Hung Kai & Co. Ltd.	866,000	401,498
Tai Hing Group Holdings Ltd.	245,000	37,133
Ten Pao Group Holdings Ltd.	412,000	66,640
Texhong Textile Group Ltd.	1,269,500	1,369,693
Texwinca Holdings Ltd.	440,000	76,772
Theme International Holdings Ltd.(1)(2)	560,000	82,070
Time Interconnect Technology Ltd.(1)	424,000	76,652
United Laboratories International Holdings Ltd.	4,188,000	2,000,846
Value Partners Group Ltd.(1)	1,234,000	494,330
VSTECS Holdings Ltd.	1,754,000	1,446,510
VTech Holdings Ltd.	88,700	662,811
		27,224,374
Ireland — 0.4%
Dalata Hotel Group PLC(2)	226,598	1,014,566
FBD Holdings PLC	6,291	65,553
Glenveagh Properties PLC(2)	5,397,415	5,544,465
Origin Enterprises PLC	38,280	183,181
		6,807,765
Israel — 2.7%
Adgar Investment and Development Ltd.	13,419	26,508
AFI Properties Ltd.	880	47,929
Airport City Ltd.(2)	57,990	1,084,304
Caesarstone Ltd.(1)	1,085	9,884
Carasso Motors Ltd.	19,452	104,687
Cellcom Israel Ltd.(2)	96,365	476,129
Clal Insurance Enterprises Holdings Ltd.(2)	184,028	3,447,819
Delek Automotive Systems Ltd.	72,144	950,808
Delta Galil Industries Ltd.	14,061	833,346
Equital Ltd.(2)	17,623	632,950
Fattal Holdings 1998 Ltd.(2)	337	41,279
FIBI Holdings Ltd.	49,644	2,092,144
First International Bank of Israel Ltd.	36,753	1,417,069
Gazit-Globe Ltd.	69,790	494,336
Harel Insurance Investments & Financial Services Ltd.	326,941	3,609,176
IDI Insurance Co. Ltd.	2,066	60,128
Infinya Ltd.	2,385	204,363
Inrom Construction Industries Ltd.	22,171	91,950
Isracard Ltd.	610,156	2,591,001
Israel Corp. Ltd.(2)	2,738	1,482,121
Isras Investment Co. Ltd.	1,563	324,733

Ituran Location and Control Ltd.	495	12,405
M Yochananof & Sons Ltd.	4,089	237,065
Menora Mivtachim Holdings Ltd.(2)	63,496	1,493,424
Migdal Insurance & Financial Holdings Ltd.	1,010,431	1,634,712
Naphtha Israel Petroleum Corp. Ltd.(2)	10,798	83,008
Nawi Brothers Ltd.	9,923	81,656
Oil Refineries Ltd.	5,868,450	2,477,351
OPC Energy Ltd.(2)	32,474	322,722
Partner Communications Co. Ltd.(2)	380,275	2,772,660
Paz Oil Co. Ltd.(2)	26,039	3,623,636
Phoenix Holdings Ltd.	463,120	5,143,244
Prashkovsky Investments and Construction Ltd.	4,771	169,663
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	16,070	1,240,552
Scope Metals Group Ltd.	2,593	117,498
Shufersal Ltd.	541,284	4,007,910
Summit Real Estate Holdings Ltd.	7,036	137,085
Taro Pharmaceutical Industries Ltd.(2)	4,118	150,801
Tera Light Ltd.(2)	32,642	57,239
Tower Semiconductor Ltd.(2)	342	16,834
Victory Supermarket Chain Ltd.	1,800	27,170
		43,829,299
Italy — 2.8%
Aeffe SpA(2)	47,952	89,029
Arnoldo Mondadori Editore SpA	301,444	599,313
Avio SpA(1)	57,412	710,337
Banca IFIS SpA	74,078	1,351,775
Banca Popolare di Sondrio SCPA(1)	2,427,784	9,893,200
Banco di Desio e della Brianza SpA(1)	118,022	404,507
Biesse SpA	65,700	1,145,012
Cairo Communication SpA	20,373	44,694
Cementir Holding NV	35,368	254,715
Danieli & C Officine Meccaniche SpA	31,663	775,522
Danieli & C Officine Meccaniche SpA, Preference Shares	65,958	1,124,997
Digital Bros SpA(1)	51,053	1,389,906
doValue SpA	6,658	55,998
Enav SpA(2)	59,145	273,818
Fila SpA(1)	26,263	263,623
Fincantieri SpA(1)(2)	1,580,146	986,369
FNM SpA(2)	66,723	37,992
Geox SpA(1)(2)	68,174	59,656
Maire Tecnimont SpA(1)	1,024,449	3,608,578
MFE-MediaForEurope NV, Class A(1)(2)	307,957	176,815
MFE-MediaForEurope NV, Class B(1)	239,931	202,097
Newlat Food SpA(2)	16,765	104,487
OVS SpA(2)	1,999,767	4,105,316
RAI Way SpA	255,774	1,471,751
Safilo Group SpA(1)(2)	956,344	1,479,783
Saipem SpA(1)(2)	373,449	2,257,237
Sanlorenzo SpA/Ameglia	23,055	846,051
Saras SpA(2)	4,818,346	6,582,916
Societa Cattolica Di Assicurazione SpA(1)	72,279	524,015
Tesmec SpA(1)(2)	1,690,861	270,895
Webuild SpA(1)	2,540,479	4,595,196
		45,685,600

Japan — 24.4%
77 Bank Ltd.	77,000	1,019,090
AEON Financial Service Co. Ltd.	284,000	2,656,736
Aeon Mall Co. Ltd.	284,400	3,433,568
AFC-HD AMS Life Science Co. Ltd.	30,300	178,857
Aichi Steel Corp.	14,800	234,759
Air Water, Inc.	161,200	2,174,889
Airport Facilities Co. Ltd.	3,500	14,395
Aisan Industry Co. Ltd.	51,400	290,793
Akatsuki, Inc.	7,500	167,628
Akebono Brake Industry Co. Ltd.(2)	187,200	212,551
Alconix Corp.	21,000	209,340
Alleanza Holdings Co. Ltd.	5,400	42,810
Alpen Co. Ltd.(1)	38,300	572,481
Alps Alpine Co. Ltd.	174,600	1,873,132
Amada Co. Ltd.	159,300	1,276,315
AOKI Holdings, Inc.	4,600	23,929
Aoyama Trading Co. Ltd.	18,600	126,398
Aozora Bank Ltd.	15,300	317,343
Arata Corp.	18,700	581,063
Arcland Sakamoto Co. Ltd.	49,400	567,588
Arcs Co. Ltd.	45,100	675,818
Arealink Co. Ltd.	500	5,422
Asahi Holdings, Inc.	38,700	621,644
ASAHI YUKIZAI Corp.	9,400	151,142
Asanuma Corp.	3,500	142,160
Asia Pile Holdings Corp.	1,400	4,996
Aucnet, Inc.(1)	8,300	114,823
Awa Bank Ltd.	700	10,895
Bando Chemical Industries Ltd.	9,600	66,920
Bank of Nagoya Ltd.	6,400	151,873
Bank of the Ryukyus Ltd.	11,200	67,543
Belluna Co. Ltd.	127,300	657,112
Benesse Holdings, Inc.	100,700	1,611,275
Bic Camera, Inc.	62,800	552,387
BML, Inc.	41,300	1,106,671
Bunka Shutter Co. Ltd.	133,400	984,743
Careerlink Co. Ltd.	4,500	71,295
Cawachi Ltd.	4,600	72,702
Central Glass Co. Ltd.	35,700	777,611
Chiba Kogyo Bank Ltd.	2,000	4,044
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	15,687
Chubu Shiryo Co. Ltd.	9,200	73,380
CI Takiron Corp.	14,500	59,009
Citizen Watch Co. Ltd.	639,400	2,723,692
CKD Corp.	8,400	120,649
CMIC Holdings Co. Ltd.	16,200	181,130
CMK Corp.	51,400	189,840
Cosmo Energy Holdings Co. Ltd.	320,800	8,735,881
CRE, Inc.	1,100	13,516
Credit Saison Co. Ltd.	485,400	5,660,469
CTI Engineering Co. Ltd.	2,700	51,632
Daicel Corp.	690,800	4,452,553
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,000	49,022

Daiken Corp.	12,400	182,133
Daikokutenbussan Co. Ltd.(1)	6,700	240,879
Daikyonishikawa Corp.	19,200	72,222
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,700	153,829
Daio Paper Corp.	161,000	1,771,174
Daishi Hokuetsu Financial Group, Inc.	23,500	453,532
Daishinku Corp.(1)	38,300	304,100
Daiwabo Holdings Co. Ltd.	94,500	1,261,742
DCM Holdings Co. Ltd.	3,400	27,918
Dear Life Co. Ltd.	6,900	28,897
Denka Co. Ltd.	211,600	5,250,093
DIC Corp.(1)	127,100	2,441,033
Digital Holdings, Inc.	14,300	144,506
Dream Incubator, Inc.(2)	8,400	160,065
Eagle Industry Co. Ltd.	47,000	369,198
Earth Corp.	600	23,849
Ebara Corp.	500	21,475
Ebara Jitsugyo Co. Ltd.	2,600	48,252
Eco's Co. Ltd.	14,100	216,078
EDION Corp.	4,800	45,058
EF-ON, Inc.	12,800	52,728
Ehime Bank Ltd.	3,300	20,721
Eizo Corp.	4,500	120,865
EJ Holdings, Inc.	2,900	25,862
Electric Power Development Co. Ltd.	453,800	7,192,762
Enomoto Co. Ltd.	3,000	38,363
eRex Co. Ltd.	46,900	749,410
Exedy Corp.	47,800	627,742
EXEO Group, Inc.	225,900	3,617,199
F.C.C. Co. Ltd.	68,600	708,924
FALCO HOLDINGS Co. Ltd.	2,000	33,706
Feed One Co. Ltd.	4,700	24,040
Ferrotec Holdings Corp.	129,300	3,027,232
FIDEA Holdings Co. Ltd.	7,810	75,586
Fields Corp.	32,100	271,100
Financial Products Group Co. Ltd.	154,500	1,136,023
FJ Next Holdings Co. Ltd.	15,100	124,723
France Bed Holdings Co. Ltd.	12,600	87,695
Freebit Co. Ltd.	3,900	26,722
Fuji Co. Ltd.	600	10,515
Fuji Corp. Ltd.	9,000	45,730
Fuji Pharma Co. Ltd.	3,800	27,253
Fuji Seal International, Inc.	50,300	607,944
Fujibo Holdings, Inc.	3,700	98,350
Fujikura Composites, Inc.	31,200	215,228
Fujikura Ltd.	479,600	2,925,559
Fukuda Corp.	500	17,734
Furukawa Battery Co. Ltd.	500	4,632
Furukawa Co. Ltd.	32,800	313,574
Furuno Electric Co. Ltd.	23,700	184,895
Furyu Corp.	600	4,844
Futaba Industrial Co. Ltd.	107,100	326,309
Fuyo General Lease Co. Ltd.	45,400	2,595,801
G-7 Holdings, Inc.	6,600	72,551
G-Tekt Corp.	14,800	146,744

Gecoss Corp.	2,200	14,141
Genky DrugStores Co. Ltd.(1)	8,700	233,561
GLOBERIDE, Inc.	39,400	709,951
Glory Ltd.	70,000	1,082,769
GMO Financial Holdings, Inc.(1)	30,800	185,549
Godo Steel Ltd.(2)	4,200	41,915
Goldcrest Co. Ltd.	23,700	310,318
Good Com Asset Co. Ltd.	15,600	143,545
GS Yuasa Corp.	47,000	754,305
GSI Creos Corp.	2,500	24,794
GungHo Online Entertainment, Inc.	55,400	1,043,527
Gunma Bank Ltd.	39,300	107,865
H-One Co. Ltd.	9,400	43,554
H.U. Group Holdings, Inc.	148,700	3,087,091
H2O Retailing Corp.	152,300	1,113,573
Hagiwara Electric Holdings Co. Ltd.	1,300	20,697
Hakudo Co. Ltd.	8,500	165,447
Hakuto Co. Ltd.	8,600	189,849
Halows Co. Ltd.	4,500	112,430
Hamakyorex Co. Ltd.	23,700	539,462
Hanwa Co. Ltd.	93,400	2,158,913
Happinet Corp.	11,000	135,054
Hazama Ando Corp.	3,700	22,630
Heiwa Real Estate Co. Ltd.	76,800	2,247,758
HI-LEX Corp.	2,900	25,965
Hirano Tecseed Co. Ltd.	17,200	234,128
Hirogin Holdings, Inc.	147,900	699,478
Hitachi Transport System Ltd.	2,900	191,698
Hitachi Zosen Corp.	424,400	2,581,241
Hokkoku Financial Holdings, Inc.	3,200	101,742
Hokuetsu Corp.	250,800	1,184,324
Hokuhoku Financial Group, Inc.	204,500	1,250,521
Hokuto Corp.	7,500	110,853
Honeys Holdings Co. Ltd.(1)	5,200	42,778
Hoosiers Holdings	15,500	96,893
Hosokawa Micron Corp.	5,800	117,967
HS Holdings Co. Ltd.	61,800	639,048
Hyakugo Bank Ltd.	102,100	253,582
i-mobile Co. Ltd.	3,100	34,356
I-Net Corp./Kanagawa	1,400	13,645
I-PEX, Inc.	14,700	156,339
Ichigo, Inc.	6,500	14,879
Ichikoh Industries Ltd.	900	2,586
Ichinen Holdings Co. Ltd.	7,200	68,142
IDEA Consultants, Inc.	200	2,802
IDOM, Inc.	238,700	1,248,070
IHI Corp.	285,500	8,011,205
Iino Kaiun Kaisha Ltd.	286,700	1,471,317
Inabata & Co. Ltd.	64,900	1,115,375
Ines Corp.	200	2,350
INFRONEER Holdings, Inc.	344,384	2,492,217
Innotech Corp.	7,400	77,147
Internet Initiative Japan, Inc.	3,600	132,109
Inui Global Logistics Co. Ltd.	11,600	161,379
Iseki & Co. Ltd.	29,800	281,966

Ishihara Sangyo Kaisha Ltd.	84,500	679,050
Itochu Enex Co. Ltd.	176,800	1,430,209
IwaiCosmo Holdings, Inc.	13,500	126,602
Iwatani Corp.	39,300	1,633,626
Iyo Bank Ltd.	28,300	138,713
Izumi Co. Ltd.	30,900	661,828
J Front Retailing Co. Ltd.	233,700	1,888,526
Jaccs Co. Ltd.	61,500	1,599,684
JAFCO Group Co. Ltd.	196,000	2,382,269
JANOME Corp.	6,700	35,959
Japan Aviation Electronics Industry Ltd.	118,500	1,810,619
Japan Electronic Materials Corp.	24,800	372,522
Japan Investment Adviser Co. Ltd.	14,700	143,243
Japan Petroleum Exploration Co. Ltd.	128,900	3,133,481
Japan System Techniques Co. Ltd.	2,700	51,154
Japan Transcity Corp.	4,400	18,163
Japan Wool Textile Co. Ltd.(1)	34,200	244,546
JINUSHI Co. Ltd.(1)	18,700	297,441
JK Holdings Co. Ltd.	3,700	26,482
JM Holdings Co. Ltd.	4,800	56,618
Joshin Denki Co. Ltd.	23,400	341,137
JSB Co. Ltd.	2,200	59,876
JSP Corp.	2,200	24,208
JTEKT Corp.	557,900	4,250,369
Juroku Financial Group, Inc.	20,100	349,188
JVCKenwood Corp.	923,700	1,364,523
K's Holdings Corp.	329,600	3,295,343
Kaga Electronics Co. Ltd.	33,200	798,982
Kamei Corp.	4,700	38,657
Kanamoto Co. Ltd.	86,400	1,269,068
Kaneka Corp.	106,900	2,743,508
Kanematsu Corp.	192,200	1,948,090
Kanto Denka Kogyo Co. Ltd.	133,700	963,236
Kato Sangyo Co. Ltd.	1,600	39,003
Kawai Musical Instruments Manufacturing Co. Ltd.	900	20,172
Kawasaki Heavy Industries Ltd.	41,300	809,938
Keiyo Co. Ltd.	26,800	202,124
KFC Holdings Japan Ltd.	6,900	150,241
KH Neochem Co. Ltd.	53,400	1,045,308
Kibun Foods, Inc.	3,400	25,930
Kimura Chemical Plants Co. Ltd.(1)	12,800	66,801
Kintetsu World Express, Inc.	77,100	2,500,005
Kito Corp.	1,700	34,824
Kitz Corp.	90,900	477,294
Kiyo Bank Ltd.	149,900	1,611,656
Kobe Steel Ltd.	1,092,200	5,748,220
Kohnan Shoji Co. Ltd.	35,700	1,013,331
Kojima Co. Ltd.	23,100	111,365
Komeri Co. Ltd.	76,200	1,627,941
Konoike Transport Co. Ltd.	3,700	33,464
Konoshima Chemical Co. Ltd.	3,000	33,439
Krosaki Harima Corp.	500	16,652
Kumagai Gumi Co. Ltd.	41,000	836,668
Kuraray Co. Ltd.	718,800	6,003,669
Kureha Corp.	43,000	3,408,862

Kurimoto Ltd.	100	1,265
Kuriyama Holdings Corp.	10,100	71,881
KYB Corp.	55,100	1,254,292
Kyoden Co. Ltd.	23,700	112,802
Kyodo Printing Co. Ltd.	2,700	55,073
Kyoei Steel Ltd.	7,800	79,088
Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	296,557
Kyokuyo Co. Ltd.	1,900	49,110
Lawson, Inc.	1,800	63,831
Life Corp.	36,600	739,193
Macnica Fuji Electronics Holdings, Inc.	115,600	2,545,584
Makino Milling Machine Co. Ltd.	16,100	529,890
Maruha Nichiro Corp.	109,400	1,901,780
MARUKA FURUSATO Corp.	2,600	76,071
Maruwa Co. Ltd.	200	24,283
Maruzen Showa Unyu Co. Ltd.	2,500	59,447
Maxell Ltd.	136,900	1,336,537
Mazda Motor Corp.	600	5,098
Mebuki Financial Group, Inc.	599,900	1,141,744
Megmilk Snow Brand Co. Ltd.	104,900	1,407,995
Meidensha Corp.	12,000	192,201
Meiji Shipping Co. Ltd.(1)	10,300	93,619
Meiko Electronics Co. Ltd.	45,100	1,599,154
Meiwa Corp.(1)	38,200	206,273
Micronics Japan Co. Ltd.	48,500	550,600
Mie Kotsu Group Holdings, Inc.	3,500	13,054
Mikuni Corp.	22,300	63,278
MIMAKI ENGINEERING Co. Ltd.	3,000	13,344
Mimasu Semiconductor Industry Co. Ltd.	36,800	680,625
Mirait Holdings Corp.	154,900	1,944,690
Mitani Sangyo Co. Ltd.	1,200	2,895
Mitsuba Corp.	58,600	183,695
Mitsubishi Materials Corp.	106,900	1,643,935
Mitsubishi Research Institute, Inc.	11,600	371,500
Mitsubishi Shokuhin Co. Ltd.	46,300	1,117,246
Mitsubishi Steel Manufacturing Co. Ltd.	18,100	132,905
Mitsuboshi Belting Ltd.	15,600	338,332
Mitsui Chemicals, Inc.	60,100	1,471,274
Mitsui Matsushima Holdings Co. Ltd.	41,200	956,697
Mitsui Mining & Smelting Co. Ltd.	193,400	5,100,580
Mitsui-Soko Holdings Co. Ltd.	65,500	1,485,086
Miyaji Engineering Group, Inc.	700	18,372
Miyazaki Bank Ltd.	10,600	166,906
Mizuho Leasing Co. Ltd.	65,200	1,548,474
Mizuho Medy Co. Ltd.	6,100	105,241
Mizuno Corp.	30,500	533,001
Modec, Inc.(1)	12,600	127,782
Monex Group, Inc.	301,600	1,167,675
Morinaga Milk Industry Co. Ltd.	67,100	2,411,862
MrMax Holdings Ltd.	3,100	14,930
Musashino Bank Ltd.	27,400	367,292
Nabtesco Corp.	40,800	966,458
Nachi-Fujikoshi Corp.	45,200	1,281,227
Nafco Co. Ltd.	7,900	97,577
Nagano Keiki Co. Ltd.	7,300	66,683

Nagase & Co. Ltd.	48,200	678,543
Nanto Bank Ltd.	1,800	27,020
NEC Capital Solutions Ltd.	17,000	257,472
Neturen Co. Ltd.	10,700	53,039
NGK Spark Plug Co. Ltd.	236,200	4,475,040
NHK Spring Co. Ltd.	319,400	2,288,810
Nichias Corp.	105,600	1,848,442
Nichiha Corp.	19,000	354,363
Nichireki Co. Ltd.	33,200	336,464
Nihon Chouzai Co. Ltd.	10,500	100,069
Nihon Dempa Kogyo Co. Ltd.	49,800	434,322
Nihon Flush Co. Ltd.	3,600	25,878
Nihon House Holdings Co. Ltd.	45,500	148,663
Nihon Tokushu Toryo Co. Ltd.	1,200	8,778
Nikkon Holdings Co. Ltd.	82,400	1,288,229
Nippn Corp.	38,000	461,880
Nippon Carbon Co. Ltd.	200	6,564
Nippon Chemi-Con Corp.(2)	52,600	741,510
Nippon Chemical Industrial Co. Ltd.	8,000	130,038
Nippon Coke & Engineering Co. Ltd.	563,900	555,362
Nippon Denko Co. Ltd.	474,200	1,300,687
Nippon Densetsu Kogyo Co. Ltd.	47,200	581,441
Nippon Electric Glass Co. Ltd.	222,000	4,698,072
Nippon Kayaku Co. Ltd.	48,300	417,488
Nippon Kodoshi Corp.	11,700	195,870
Nippon Koei Co. Ltd.	14,300	348,056
Nippon Light Metal Holdings Co. Ltd.	142,110	1,738,272
Nippon Paper Industries Co. Ltd.	256,600	1,880,379
Nippon Pillar Packing Co. Ltd.	3,400	75,902
Nippon Seiki Co. Ltd.	2,100	14,389
Nippon Seisen Co. Ltd.	3,000	98,358
Nippon Shokubai Co. Ltd.	61,000	2,502,522
Nippon Soda Co. Ltd.	1,400	43,492
Nippon Steel Trading Corp.	25,400	1,057,977
Nippon Suisan Kaisha Ltd.	754,900	3,055,047
Nippon Thompson Co. Ltd.	97,400	418,329
Nippon Yakin Kogyo Co. Ltd.	39,410	673,781
Nipro Corp.	341,800	2,707,364
Nishi-Nippon Financial Holdings, Inc.	153,400	904,883
Nishimatsu Construction Co. Ltd.	74,100	2,365,980
Nishimatsuya Chain Co. Ltd.	1,000	11,367
Nishio Rent All Co. Ltd.	61,300	1,287,958
Nissha Co. Ltd.(1)	76,200	875,633
Nisshinbo Holdings, Inc.(1)	335,700	2,702,557
Nissin Electric Co. Ltd.	9,500	108,263
Nittetsu Mining Co. Ltd.	7,600	345,904
Nitto Kogyo Corp.	18,300	312,029
Nittoc Construction Co. Ltd.	100	600
Nojima Corp.	72,600	1,655,289
NOK Corp.	191,900	1,716,258
Nomura Micro Science Co. Ltd.(1)	2,700	87,552
Noritake Co. Ltd./Nagoya Japan	1,400	45,888
Noritz Corp.	21,800	253,228
North Pacific Bank Ltd.	239,300	405,250
NS United Kaiun Kaisha Ltd.(1)	31,000	1,011,064

NTN Corp.(2)	275,800	562,468
Ogaki Kyoritsu Bank Ltd.	14,800	198,118
Okamoto Machine Tool Works Ltd.	1,700	58,286
Okamura Corp.	2,700	23,063
Oki Electric Industry Co. Ltd.	199,600	1,159,728
Okumura Corp.	90,900	2,005,890
Okuwa Co. Ltd.	26,100	174,087
Olympic Group Corp.	4,100	20,364
Onoken Co. Ltd.	28,300	304,933
Organo Corp.	10,200	774,073
Orient Corp.	1,347,100	1,287,821
Oriental Shiraishi Corp.	34,200	63,289
Osaka Soda Co. Ltd.	38,100	886,998
OSAKA Titanium Technologies Co. Ltd.(2)	59,000	890,586
Pacific Industrial Co. Ltd.	163,700	1,352,644
Pasco Corp.	500	5,082
Pasona Group, Inc.(1)	15,000	242,504
Penta-Ocean Construction Co. Ltd.	233,100	1,146,435
Press Kogyo Co. Ltd.	322,300	1,031,509
Pressance Corp.	10,100	118,975
Prima Meat Packers Ltd.	25,400	415,918
Proto Corp.	900	6,937
PS Mitsubishi Construction Co. Ltd.	16,200	75,696
Raiznext Corp.	16,500	147,993
Relia, Inc.	29,600	252,459
Rengo Co. Ltd.	505,200	2,727,937
Resorttrust, Inc.	206,300	3,418,851
Restar Holdings Corp.	15,400	244,541
Ricoh Leasing Co. Ltd.	41,900	1,108,177
Riken Corp.	3,800	68,956
Riken Technos Corp.	14,500	48,690
Rokko Butter Co. Ltd.	1,000	11,107
Roland DG Corp.	21,500	515,353
Ryobi Ltd.	16,900	143,375
Ryoden Corp.	3,700	47,225
Sakai Chemical Industry Co. Ltd.	30,000	442,447
Sakura Internet, Inc.	500	2,162
Sala Corp.	12,500	60,071
San-In Godo Bank Ltd.	73,900	368,364
Sanei Architecture Planning Co. Ltd.	3,600	46,080
Sankyu, Inc.	57,300	1,715,017
Sanoh Industrial Co. Ltd.(1)	700	3,480
Sanwa Holdings Corp.	339,600	3,253,579
Sanyo Chemical Industries Ltd.	18,000	646,285
Sanyo Denki Co. Ltd.	5,400	230,882
Sanyo Special Steel Co. Ltd.	24,800	403,793
SBS Holdings, Inc.	27,300	634,525
Scroll Corp.	40,000	261,793
Seed Co. Ltd.	5,000	19,594
Seikitokyu Kogyo Co. Ltd.	6,400	39,973
Seiko Holdings Corp.	60,100	1,211,021
Seino Holdings Co. Ltd.	57,100	455,581
SEMITEC Corp.	100	5,218
Senko Group Holdings Co. Ltd.	252,600	1,653,890
Senshu Electric Co. Ltd.	10,700	445,149

Senshu Ikeda Holdings, Inc.	128,800	184,466
Seven Bank Ltd.	12,600	23,793
Shibaura Electronics Co. Ltd.	3,400	154,270
Shibaura Mechatronics Corp.	7,300	603,010
Shibuya Corp.	3,200	57,542
Shinagawa Refractories Co. Ltd.	1,700	48,276
Shindengen Electric Manufacturing Co. Ltd.	9,400	232,769
Shinmaywa Industries Ltd.	146,600	1,100,458
Shinnihon Corp.	3,900	22,400
Shinoken Group Co. Ltd.	10,500	80,932
Shinsei Bank Ltd.	38,300	573,934
Siix Corp.(1)	21,700	178,729
Sinfonia Technology Co. Ltd.	5,100	53,693
Sinko Industries Ltd.	1,700	20,781
SK-Electronics Co. Ltd.	200	1,497
SKY Perfect JSAT Holdings, Inc.	462,200	1,663,800
Sodick Co. Ltd.	56,300	342,953
Soken Chemical & Engineering Co. Ltd.	1,300	17,753
St-Care Holding Corp.	12,200	78,247
Star Micronics Co. Ltd.	81,300	1,060,826
Starts Corp., Inc.	76,200	1,438,346
Starzen Co. Ltd.	9,800	150,082
Stella Chemifa Corp.	3,300	65,196
Studio Alice Co. Ltd.	8,400	147,160
Sumida Corp.(1)	33,300	214,048
Sumitomo Densetsu Co. Ltd.	2,800	50,719
Sumitomo Heavy Industries Ltd.	270,500	6,376,628
Sumitomo Mitsui Construction Co. Ltd.	5,100	17,249
Sumitomo Osaka Cement Co. Ltd.	81,700	2,031,633
Sumitomo Riko Co. Ltd.	57,500	251,261
Sumitomo Rubber Industries Ltd.(1)	430,400	3,921,333
Sumitomo Seika Chemicals Co. Ltd.	6,700	150,860
Sumitomo Warehouse Co. Ltd.	11,800	196,324
Sun Frontier Fudousan Co. Ltd.	76,100	621,972
Sun-Wa Technos Corp.	1,700	18,713
Suncall Corp.	18,200	92,421
Suruga Bank Ltd.	419,600	1,160,660
Suzuken Co. Ltd.	91,200	2,486,379
SWCC Showa Holdings Co. Ltd.	39,400	531,659
T RAD Co. Ltd.	4,600	100,495
T-Gaia Corp.	5,800	73,549
Tachibana Eletech Co. Ltd.	8,600	104,116
Tadano Ltd.	2,200	16,145
Taihei Dengyo Kaisha Ltd.	7,800	166,059
Taiheiyo Cement Corp.	318,700	4,760,185
Taiho Kogyo Co. Ltd.	22,800	124,628
Takamatsu Construction Group Co. Ltd.	3,600	57,752
Takamiya Co. Ltd.	1,600	4,510
Takaoka Toko Co. Ltd.	5,500	76,055
Takara Leben Co. Ltd.	170,200	437,089
Takara Standard Co. Ltd.	34,700	330,379
Takasago International Corp.	16,600	300,086
Takashimaya Co. Ltd.	48,600	483,059
Take & Give Needs Co. Ltd.(2)	3,600	48,859
Tama Home Co. Ltd.(1)	52,500	964,178

Tanseisha Co. Ltd.	6,900	43,836
Teijin Ltd.	486,000	4,998,270
Tera Probe, Inc.	2,600	28,812
Toa Corp. (Tokyo)	54,000	987,708
Toagosei Co. Ltd.(1)	23,500	186,519
Toda Corp.	24,000	125,907
Toho Titanium Co. Ltd.	70,600	1,192,873
Toho Zinc Co. Ltd.	800	14,433
TOKAI Holdings Corp.	222,200	1,516,387
Tokai Rika Co. Ltd.	1,400	15,199
Tokuyama Corp.	160,800	2,088,928
Tokyo Electron Device Ltd.	9,900	429,295
Tokyo Kiraboshi Financial Group, Inc.	7,800	114,753
Tokyo Rope Manufacturing Co. Ltd.	10,400	74,105
Tokyo Seimitsu Co. Ltd.	48,700	1,873,576
Tokyo Steel Manufacturing Co. Ltd.	197,400	2,303,206
Tokyo Tatemono Co. Ltd.	318,100	4,231,823
Tokyu Construction Co. Ltd.	241,000	1,092,121
Tokyu Fudosan Holdings Corp.	52,600	271,387
TOMONY Holdings, Inc.	8,700	20,501
Tomy Co. Ltd.	113,200	1,129,047
Topre Corp.	83,900	666,316
Torishima Pump Manufacturing Co. Ltd.	2,600	26,167
Tosei Corp.	1,200	10,462
Toshiba TEC Corp.	3,500	109,749
Towa Bank Ltd.	11,900	46,780
Towa Corp.	27,100	386,293
Toyo Construction Co. Ltd.	131,500	849,584
Toyo Engineering Corp.(1)(2)	38,200	183,090
Toyo Ink SC Holdings Co. Ltd.	60,800	900,414
Toyo Seikan Group Holdings Ltd.	379,700	4,050,723
Toyo Tire Corp.	170,400	2,275,888
Toyobo Co. Ltd.	226,800	1,811,984
Toyoda Gosei Co. Ltd.	88,300	1,396,547
Toyota Boshoku Corp.	127,200	2,055,234
TPR Co. Ltd.	23,900	233,112
Transcosmos, Inc.	40,400	1,083,319
TRE Holdings Corp.	40	694
Tsubakimoto Chain Co.	57,900	1,421,018
Tsugami Corp.	85,400	793,895
Tsukuba Bank Ltd.	24,200	34,456
Tsuzuki Denki Co. Ltd.	200	2,138
TV Asahi Holdings Corp.	28,100	316,464
UACJ Corp.	90,600	1,550,343
Ube Industries Ltd.	275,500	4,246,527
Uchida Yoko Co. Ltd.	10,000	362,992
Uniden Holdings Corp.(2)	1,700	44,811
Unipres Corp.	47,200	325,608
United Super Markets Holdings, Inc.	19,800	160,786
Unitika Ltd.(2)	43,200	78,648
Univance Corp.(1)	29,200	94,199
Valor Holdings Co. Ltd.	96,900	1,398,574
VT Holdings Co. Ltd.	97,300	345,788
Wakachiku Construction Co. Ltd.	7,300	112,934
Wakita & Co. Ltd.	48,400	413,398

Warabeya Nichiyo Holdings Co. Ltd.	28,400	362,880
World Holdings Co. Ltd.	1,600	29,200
Xebio Holdings Co. Ltd.	16,000	107,118
YAMABIKO Corp.	59,400	545,217
Yamada Holdings Co. Ltd.	13,640	48,160
Yamaguchi Financial Group, Inc.	129,900	732,262
Yamaichi Electronics Co. Ltd.	30,200	438,653
Yamato Corp.	700	4,102
Yamazen Corp.	114,200	835,407
Yellow Hat Ltd.	4,700	58,875
Yodogawa Steel Works Ltd.	22,100	386,561
Yokogawa Bridge Holdings Corp.	32,400	484,425
Yokohama Rubber Co. Ltd.	271,100	3,478,449
Yokorei Co. Ltd.	65,800	429,721
Yorozu Corp.	4,500	29,036
Yotai Refractories Co. Ltd.	2,400	28,858
Yuasa Trading Co. Ltd.	32,600	809,209
Yurtec Corp.	1,000	5,285
Zeon Corp.	296,100	3,134,787
		401,513,240
Netherlands — 2.2%
AerCap Holdings NV(2)	159,883	7,904,616
AMG Advanced Metallurgical Group NV	37,418	1,373,471
Arcadis NV	1,042	41,277
ASR Nederland NV	235,190	10,708,805
Boskalis Westminster	91,764	3,196,422
Brunel International NV	4,934	57,637
Flow Traders	36,768	1,153,756
ForFarmers NV(1)	33,946	108,428
Heijmans NV, CVA	87,017	1,124,077
Koninklijke BAM Groep NV(2)	712,340	2,041,189
OCI NV(2)	110,770	3,889,518
PostNL NV(1)	652,985	2,221,928
SIF Holding NV(1)	285	3,195
Sligro Food Group NV(2)	3,129	66,828
TKH Group NV, CVA	40,724	1,980,403
		35,871,550
New Zealand — 0.7%
Air New Zealand Ltd.(2)	12,460,752	5,181,517
Channel Infrastructure NZ Ltd.(2)	201,543	146,881
Heartland Group Holdings Ltd.	49,395	67,594
KMD Brands Ltd.	957,653	754,058
Oceania Healthcare Ltd.	3,296,338	2,210,505
SKYCITY Entertainment Group Ltd.	1,404,452	2,397,292
Tourism Holdings Ltd.(2)	2,943	5,266
		10,763,113
Norway — 2.6%
2020 Bulkers Ltd.(2)	29,870	407,836
ABG Sundal Collier Holding ASA	456,965	343,043
Belships ASA	85,938	220,003
Bonheur ASA	6,255	256,552
Borregaard ASA	1,303	25,631
BW Energy Ltd.(2)	102,506	311,528
BW LPG Ltd.	313,472	2,581,411
BW Offshore Ltd.	484,015	1,801,073

DNO ASA	1,751,407	3,209,351
FLEX LNG Ltd.	130,660	3,576,175
Golden Ocean Group Ltd.	248,134	3,717,480
Hunter Group ASA(2)	12,499	4,667
IDEX Biometrics ASA(1)(2)	132,968	17,992
Kid ASA	52,924	518,879
Kitron ASA(1)	27,535	55,583
Komplett Bank ASA	54,615	39,111
Kongsberg Automotive ASA(1)(2)	2,303,135	674,901
MPC Container Ships AS(2)	581,139	1,638,415
Norwegian Energy Co. ASA(2)	13,725	548,785
Odfjell Drilling Ltd.(2)	286,346	830,421
Odfjell Technology Ltd.(2)	41,859	123,264
OKEA ASA(2)	8,500	49,349
Panoro Energy ASA(2)	43,740	148,150
PGS ASA(1)(2)	3,304,003	2,015,748
Protector Forsikring ASA	80,651	913,036
Rana Gruber ASA	3,713	22,124
SpareBank 1 Nord Norge	303,888	3,019,658
SpareBank 1 SMN	172,072	2,336,101
Sparebanken Vest	58,146	616,092
Stolt-Nielsen Ltd.	69,694	1,291,248
Subsea 7 SA	838,514	8,679,612
TGS ASA	61,543	1,015,180
Wallenius Wilhelmsen ASA	344,421	2,475,988
XXL ASA(1)	91,064	99,304
		43,583,691
Portugal — 0.3%
Altri SGPS SA	200,303	1,302,165
Corticeira Amorim SGPS SA	2,227	25,083
CTT-Correios de Portugal SA	503,144	2,020,920
Greenvolt-Energias Renovaveis SA(2)	22,678	178,040
Mota-Engil SGPS SA	181,454	265,928
NOS SGPS SA	162,765	691,266
Sonae SGPS SA	12,843	15,225
		4,498,627
Singapore — 1.8%
Aztech Global Ltd.(1)	113,400	70,989
Banyan Tree Holdings Ltd.(2)	67,500	13,277
Boustead Singapore Ltd.	125,900	88,074
BRC Asia Ltd.	7,900	10,050
Bumitama Agri Ltd.	1,395,000	736,820
China Sunsine Chemical Holdings Ltd.	1,435,600	469,640
First Resources Ltd.	1,560,400	2,207,479
Food Empire Holdings Ltd.	57,400	22,536
Frencken Group Ltd.(1)	3,500	2,998
Geo Energy Resources Ltd.(1)	3,304,400	1,000,649
Golden Agri-Resources Ltd.	35,574,100	7,380,240
Hong Leong Asia Ltd.(1)	181,300	100,327
Hour Glass Ltd.	250,400	433,176
Hutchison Port Holdings Trust, U Shares	21,619,400	5,171,901
Indofood Agri Resources Ltd.	191,900	46,149
InnoTek Ltd.	91,000	36,133
ISDN Holdings Ltd.	2,038,700	852,125
Japfa Ltd.(1)	2,270,000	1,007,121

Jiutian Chemical Group Ltd.(1)	6,616,400	515,505
Medtecs International Corp. Ltd.(1)	1,705,300	254,855
Mewah International, Inc.	120,500	34,286
OUE Ltd.(1)	102,800	98,920
QAF Ltd.	46,100	28,045
Riverstone Holdings Ltd.(1)	2,531,500	1,356,711
Samudera Shipping Line Ltd.(1)	378,900	222,186
Singapore Post Ltd.	1,853,600	910,804
Tuan Sing Holdings Ltd.(1)	1,619,900	460,912
UG Healthcare Corp. Ltd.(1)	356,100	59,711
Yangzijiang Shipbuilding Holdings Ltd.	5,857,500	3,945,545
Yanlord Land Group Ltd.	3,431,200	2,794,598
		30,331,762
Spain — 2.0%
Acerinox SA	351,872	4,565,246
Amper SA(1)(2)	941,419	250,553
Atresmedia Corp. de Medios de Comunicacion SA	80,875	338,505
Banco de Sabadell SA	11,067,589	9,926,966
Bankinter SA	1,159,601	7,373,408
Construcciones y Auxiliar de Ferrocarriles SA	48,655	1,545,563
Deoleo SA(1)(2)	420,357	163,781
Ence Energia y Celulosa SA	48,705	187,182
Ercros SA(2)	135,835	490,170
Fomento de Construcciones y Contratas SA	424	5,121
Gestamp Automocion SA	502,752	1,973,759
Grupo Catalana Occidente SA	4,575	142,895
Laboratorios Farmaceuticos Rovi SA	2,531	169,828
Mediaset Espana Comunicacion SA(2)	404,593	1,763,223
Melia Hotels International SA(2)	94,154	753,183
Miquel y Costas & Miquel SA	129	1,740
Obrascon Huarte Lain SA(2)	182,296	145,235
Prosegur Cia de Seguridad SA	408,745	825,366
Sacyr SA	681,697	1,935,529
Unicaja Banco SA	310,946	310,544
		32,867,797
Sweden — 5.6%
Arise AB(2)	7,802	35,044
Avanza Bank Holding AB	51,942	1,251,401
Bahnhof AB, B Shares	33,644	120,404
Better Collective A/S(2)	7,407	112,817
Bilia AB, A Shares	298,732	4,553,098
BillerudKorsnas AB(1)	250,523	3,384,159
Biotage AB	39,913	814,057
Bonava AB, B Shares	219,962	904,759
Boozt AB(1)(2)	300	3,040
Bure Equity AB	186,265	4,983,169
Byggmax Group AB	134,556	877,724
Catena Media PLC(1)(2)	306,986	1,341,409
Cibus Nordic Real Estate AB	119,725	2,669,005
Clas Ohlson AB, B Shares	209,872	2,570,724
Cloetta AB, B Shares	195,815	434,282
Collector AB(2)	214,535	886,362
Dios Fastigheter AB	278,445	2,528,016
Electrolux Professional AB, B Shares	320,437	2,034,077
Elekta AB, B Shares	71,140	554,316

Eolus Vind AB, B Shares	1,094	10,875
G5 Entertainment AB(1)	19,001	527,124
GARO AB	29,519	439,640
Granges AB	15,615	141,115
Haldex AB(2)	602	2,441
Hexatronic Group AB(1)	3,010	136,932
Hoist Finance AB(2)	162,719	545,817
Hufvudstaden AB, A Shares	219,555	3,014,260
JM AB	162,131	3,584,476
Karo Pharma AB(1)(2)	6,418	38,131
Kopparbergs Bryggeri AB, B Shares	12,361	212,681
Loomis AB	257,017	6,505,092
Maha Energy AB(2)	85,798	186,965
Mekonomen AB	99,052	1,179,768
Millicom International Cellular SA, SDR(1)(2)	150,357	2,502,419
Mycronic AB	129,734	2,420,543
NCC AB, B Shares	266,135	3,344,172
Net Insight AB, B Shares(1)(2)	251,529	119,039
New Wave Group AB, B Shares	125,623	2,046,883
Nobia AB	316,045	1,072,486
Nolato AB, B Shares	168,452	1,070,570
NP3 Fastigheter AB	231	6,417
Nyfosa AB	385,854	4,518,036
Pandox AB(2)	255,030	3,504,150
Paradox Interactive AB(1)	131,347	2,461,464
Peab AB, Class B	514,449	3,886,723
RaySearch Laboratories AB(2)	37,992	260,365
Resurs Holding AB	492,728	1,340,047
Saab AB, B Shares	186,899	7,951,575
Scandi Standard AB(2)	276,046	1,172,011
SkiStar AB	32,231	530,334
Tethys Oil AB(2)	142,909	1,231,543
Tobii Dynavox AB(1)(2)	13,796	35,196
Transtema Group AB(2)	14,063	41,741
Troax Group AB	4	94
Viaplay Group AB, B Shares(2)	3,677	117,109
Wihlborgs Fastigheter AB	700,818	5,936,119
		92,152,216
Switzerland — 4.2%
ALSO Holding AG(2)	12,913	2,657,891
Arbonia AG	101,001	1,573,353
Ascom Holding AG(1)	9,018	72,493
Autoneum Holding AG(1)	20,137	2,627,606
Bell Food Group AG	3,776	990,517
Bellevue Group AG	547	20,820
Bobst Group SA	41,004	3,156,271
Bucher Industries AG	2,032	756,605
Burckhardt Compression Holding AG	14,237	7,195,353
Bystronic AG	12	9,843
Cembra Money Bank AG	95,495	6,692,799
Coltene Holding AG(2)	5,166	506,185
dormakaba Holding AG	1,550	752,273
EFG International AG(2)	397,733	2,927,868
Forbo Holding AG	467	670,467
GAM Holding AG(2)	271,875	294,799

Gurit Holding AG(1)	9,482	1,061,866
Huber + Suhner AG	37,531	3,262,965
Implenia AG(2)	44,386	991,835
Leonteq AG	55,676	3,426,464
Liechtensteinische Landesbank AG	5,325	294,455
Mobimo Holding AG	11,235	2,967,369
OC Oerlikon Corp. AG	569,748	4,319,195
Orior AG	16,217	1,380,936
Rieter Holding AG	7,730	1,012,976
Schweizerische Nationalbank(1)	3	21,923
Sensirion Holding AG(2)	3,503	343,074
St Galler Kantonalbank AG	3,040	1,422,323
Sulzer AG(1)	33,984	2,400,432
Swiss Steel Holding AG(2)	2,110,389	523,360
Swissquote Group Holding SA	46,660	5,783,328
TX Group AG	304	39,958
u-blox Holding AG(2)	10,337	978,364
V-ZUG Holding AG(2)	862	88,333
Valiant Holding AG	41,307	3,778,123
Valora Holding AG	7,704	1,319,375
Zehnder Group AG	39,414	2,879,469
		69,201,266
United Kingdom — 15.0%
AG Barr PLC	10,337	69,553
Anglo Asian Mining PLC	144,536	177,575
Anglo Pacific Group PLC	28,183	55,334
AO World PLC(1)(2)	3,395	3,371
ASOS PLC(2)	9,195	180,504
Aston Martin Lagonda Global Holdings PLC(1)(2)	24,144	218,437
Atalaya Mining PLC	114,604	557,775
Bank of Georgia Group PLC	72,434	1,464,001
Bellway PLC	55,779	1,640,091
Berkeley Group Holdings PLC(2)	172,061	9,112,472
Biffa PLC	312,212	1,266,441
Bodycote PLC	6,204	50,742
Brewin Dolphin Holdings PLC	343,060	2,207,533
Britvic PLC	322,715	3,348,700
Burford Capital Ltd.	2,319	20,594
Capricorn Energy PLC(1)(2)	886,491	2,202,782
Centamin PLC	2,290,908	2,325,951
Central Asia Metals PLC	354,628	1,155,779
Chesnara PLC	5,672	21,093
Close Brothers Group PLC	327,088	4,513,652
CMC Markets PLC	253,306	1,009,837
Coats Group PLC	2,852,900	2,499,679
Computacenter PLC	136,536	4,366,888
ContourGlobal PLC	174,858	557,043
Crest Nicholson Holdings PLC	548,864	1,802,848
CVS Group PLC	15,099	341,327
De La Rue PLC(1)(2)	47,510	56,938
Devro PLC	290,213	751,379
Direct Line Insurance Group PLC	2,514,049	8,152,266
Diversified Energy Co. PLC	114,763	178,255
Drax Group PLC	827,856	7,023,576
Dunelm Group PLC	123,000	1,362,346

EnQuest PLC(2)	3,203,520	1,199,921
Ferrexpo PLC	627,884	1,387,185
Firstgroup PLC(1)(2)	1,182,692	2,039,982
Forterra PLC	184,983	641,854
Foxtons Group PLC	53,838	25,659
Frasers Group PLC(2)	416,102	3,623,008
Genel Energy PLC	48,432	96,344
Georgia Capital PLC(2)	3,451	28,406
Go-Ahead Group PLC(2)	69,750	893,844
Golar LNG Ltd.(2)	74,051	1,875,712
Grafton Group PLC	445,755	5,264,305
Greggs PLC	140,228	3,993,424
Gulf Keystone Petroleum Ltd.	308,727	1,074,680
Gym Group PLC(2)	69,064	193,039
Halfords Group PLC	343,397	970,748
Harbour Energy PLC	480,346	2,312,173
Hargreaves Lansdown PLC	197,752	2,133,010
Hays PLC	11,375	17,569
Hikma Pharmaceuticals PLC	164,092	3,510,310
Hill & Smith Holdings PLC	36,705	646,090
Hochschild Mining PLC	632,157	876,710
Howden Joinery Group PLC	1,103,890	9,494,424
Hunting PLC	115,239	482,185
Hurricane Energy PLC(2)	920,478	91,303
Ibstock PLC	679,867	1,593,159
IG Group Holdings PLC	697,636	6,283,662
Inchcape PLC	711,998	6,524,298
Indivior PLC(2)	921,995	3,845,513
IntegraFin Holdings PLC	272,611	1,035,660
Intermediate Capital Group PLC	212,543	4,219,865
International Personal Finance PLC	45,613	47,598
Investec PLC	960,359	5,826,732
IP Group PLC	1,908,262	2,090,973
J Sainsbury PLC	2,114,742	6,082,589
Jadestone Energy PLC	2,359	3,240
JET2 PLC(2)	234	3,445
Johnson Matthey PLC	266,276	7,076,538
Jubilee Metals Group PLC(2)	1,251,645	237,699
Jupiter Fund Management PLC	45,827	103,115
Just Group PLC	993,302	1,020,415
Keller Group PLC	136,009	1,334,469
Lookers PLC	248,412	218,763
Luceco PLC	7,869	12,949
Luxfer Holdings PLC	6,538	109,185
M&G PLC	3,857,787	10,504,685
Man Group PLC	199,634	644,017
Marks & Spencer Group PLC(2)	4,477,582	8,431,111
Marshall Motor Holdings PLC	6,868	34,358
Marston's PLC(2)	1,687	1,158
Mediclinic International PLC(2)	341,291	1,672,173
Mitchells & Butlers PLC(2)	105	274
Mitie Group PLC	343,675	244,010
Molten Ventures PLC(2)	211,498	1,425,116
Morgan Sindall Group PLC	52,241	1,372,536
MP Evans Group PLC	2,478	30,310

N Brown Group PLC(2)	163,139	65,732
Ninety One PLC	692,817	1,966,132
OSB Group PLC	328,747	2,150,592
Pagegroup PLC	443,774	2,563,088
Pan African Resources PLC	1,863,405	472,733
Paragon Banking Group PLC	292,703	1,814,024
PayPoint PLC	34,375	251,169
Playtech PLC(2)	979	6,906
Plus500 Ltd.	221,120	4,342,123
Provident Financial PLC	637,153	2,036,304
PZ Cussons PLC	421,481	1,076,453
QinetiQ Group PLC	2,805	12,924
Quilter PLC(2)	522,320	792,899
Rathbones Group PLC	62,138	1,617,147
Reach PLC	474,627	734,776
Redde Northgate PLC	514,124	2,441,640
Redrow PLC	323,711	2,169,835
Rhi Magnesita NV	45,362	1,379,017
Royal Mail PLC	1,423,728	5,575,538
RS GROUP PLC	163	1,989
Savills PLC	109,024	1,515,332
Senior PLC(2)	434,926	693,066
Serica Energy PLC	257,134	843,067
SIG PLC(2)	2,167	973
Sirius Real Estate Ltd.	9,746	14,217
Speedy Hire PLC	1,112,220	658,129
Spire Healthcare Group PLC(2)	400,490	1,114,127
St. James's Place PLC	431,228	7,032,918
SThree PLC	257,947	1,261,986
Superdry PLC(2)	141,395	297,697
Synthomer PLC	5,689	23,562
Tate & Lyle PLC	860,048	8,471,406
TBC Bank Group PLC	53,359	996,398
Ted Baker PLC(2)	140,370	248,483
TI Fluid Systems PLC	239,229	550,784
Travis Perkins PLC	246,686	3,746,326
Tremor International Ltd.(1)(2)	2,513	15,407
Vertu Motors PLC	449,969	331,025
Victoria PLC(1)(2)	4,082	26,482
Victrex PLC	14,030	309,182
Virgin Money UK PLC	2,169,914	4,066,813
Vistry Group PLC	397,438	4,535,100
Vivo Energy PLC	969,172	1,709,845
Watkin Jones PLC	119,404	348,612
Weir Group PLC	55	1,102
Wickes Group PLC	344,469	877,960
Yellow Cake PLC(2)	433,955	2,046,448
		246,803,730
United States†
Cazoo Group Ltd.(2)	376	508
TOTAL COMMON STOCKS (Cost $1,704,207,807)		1,637,043,236
RIGHTS(2) — 0.1%
Sweden — 0.1%
BillerudKorsnas AB(2)	250,523	241,905

Millicom International Cellular SA(1)(2)	179,643	727,883
		969,788
TOTAL RIGHTS (Cost $1,237,499)		969,788
WARRANTS(2)†
Australia†
Magellan Financial Group Ltd.(1)(2)	7,122	6,133
Italy†
Webuild SpA(1)(2)	35,053	63,221
TOTAL WARRANTS (Cost $—)		69,354
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	836,479	836,479
State Street Navigator Securities Lending Government Money Market Portfolio(3)	22,363,705	22,363,705
		23,200,184
TOTAL SHORT-TERM INVESTMENTS (Cost $23,200,184)		23,200,184
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,728,645,490)		1,661,282,562
OTHER ASSETS AND LIABILITIES — (0.8)%		(13,003,688)
TOTAL NET ASSETS — 100.0%		$1,648,278,874

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.8%
Materials	18.7%
Financials	17.9%
Consumer Discretionary	12.5%
Energy	10.9%
Consumer Staples	4.7%
Information Technology	3.8%
Real Estate	2.9%
Communication Services	2.7%
Health Care	1.8%
Utilities	1.7%
Short-Term investments	1.4%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $55,583,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $59,547,997, which includes securities collateral of $37,184,292.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	10,063,111	1,626,980,125	—
Rights	—	969,788	—
Warrants	—	69,354	—
Short-Term Investments	23,200,184	—	—
	33,263,295	1,628,019,267	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.